(10) Commitments and Contingencies (Details Narrative)					1 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended
	Sep. 05, 2017 USD ($)	May 19, 2017 USD ($) shares	Jan. 02, 2017 shares	Nov. 01, 2016 USD ($) shares	Aug. 31, 2016 USD ($) shares	May 31, 2015 USD ($) shares	Jun. 30, 2020 USD ($) ft² shares	Jun. 30, 2019 USD ($) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)	May 01, 2018 USD ($)	Mar. 31, 2018 USD ($)	Jan. 02, 2018 shares
Accrued liabilities | $							$ 5,050
Shares issued during period related to accrued liabilities | shares							8,000
Lease rent per month | $							$ 2,500
Lease termination date							Oct. 31, 2018
Area of land | ft²							400
Officers compensation | $	$ 515,000
Vesting period							1 year
Common stock discount rate							0.00%
Common stock to be issued | shares													1,000
Number of shares per month | shares							172
Professional fees | $	480,000						$ 29,142	$ 130,370	$ 3,500	$ 170,525
Cash and cash equivalents | $							$ 70,618	$ 21,167	$ 18,695	$ 96,406	$ 0	$ 781
Two Year Consulting Agreement [Member]
Proceeds from common stock | $		$ 8,000
Number of restricted common shares | shares		5,000
Common stock discount rate		40.00%
Professional fees | $	120,000
Consulting expenses for services | $		$ 145,000
Three Year Employment Agreement [Member]
Officers compensation | $				$ 577,700
Restricted Stock [Member]
Number of restricted common shares | shares			3,100
Common stock discount rate			50.00%
May 22, 2018 [Member] | Three Month Consulting Agreement [Member]
Number of common stock shares issued during period | shares								1,000
April 6, 2018 [Member] | Consulting Agreement [Member]
Number of common stock shares issued during period | shares								6,000
January 1, 2018 [Member] | Three Year Consulting Agreement [Member]
Number of common stock shares issued during period | shares								1,000
July 1, 2017 [Member] | Three Year Consulting Agreement [Member]
Number of common stock shares issued during period | shares								1,000
Robert Rowe [Member] | Restricted Stock [Member] | Three Year Employment Agreement [Member]
Proceeds from common stock | $				$ 20,000
Number of restricted common shares | shares				10,000
Former Officer and Director [Member]
Proceeds from common stock | $						$ 55,000
Number of common stock in exchange | shares						1,500
Number of shares received | shares						330
Former Officer and Director [Member] | Restricted Stock [Member]
Number of restricted common shares | shares					425
Number of restricted shares, value | $					$ 70,000
Oceanside Equities Inc [Member]
Accrued liabilities | $								$ 304,000
Common stock discount rate								50.00%
Number of shares per month | shares								172
Professional fees | $	$ 480,000